Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000079007 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079007 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079007 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079007 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079007 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000079007 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000079007 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000079007 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079007 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000079007 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000079007 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079007 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079007 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079007 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079007 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079007 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079007 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079007 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079007 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079007 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079007 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079007 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079007 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079007 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079007 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079007 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079007 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079007 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079007 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079007 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079007 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000079007 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079007 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079007 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000079007 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000079007 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079007 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000079007 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000079007 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000147 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000147 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000147 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000147 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000147 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000000147 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000147 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000147 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000147 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000147 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000147 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000147 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000147 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000147 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000147 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000147 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000147 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000147 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000147 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000147 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000147 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000147 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000147 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000147 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000147 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000147 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000147 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000147 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000147 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000147 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000147 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000147 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000147 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000147 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000073380 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073380 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073380 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073380 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000073380 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000073380 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000073380 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000073380 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000073380 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000073380 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073380 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073380 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073380 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073380 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073380 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000073380 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073380 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000073380 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000073380 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073380 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073380 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073380 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073380 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073380 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073380 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073380 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000073380 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073380 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073380 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073380 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000073380 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073380 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073380 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000073380 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073380 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073380 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073380 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000073380 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000130293 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130293 [Member] | Net Other Assets and Liabilities State Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130293 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130293 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130293 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000130293 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130293 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000130293 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130293 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130293 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130293 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130293 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130293 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130293 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130293 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130293 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130293 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130293 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000130293 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000130293 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130293 [Member] | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130293 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130293 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130293 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130293 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130293 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130293 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130293 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130293 [Member] | NORTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130293 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130293 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130293 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130293 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130293 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000130293 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130293 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130293 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130293 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000130293 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%